UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
City of Birmingham Alabama, GO, CAB, Series A, 5.00%, 3/01/43 (a)	$1,940	$1,757,271
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	3,605	4,163,847

		5,921,118
Alaska — 1.7%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	2,115,000
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,963,062
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	12,209,942

		17,288,004
Arizona — 0.4%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	260	264,610
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,373,183

		3,637,793
California — 13.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24 (a)	10,000	10,788,500
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,784,298
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,797,184
California Health Facilities Financing Authority, Refunding RB, Saint Joseph’s Health System, Series A, 5.00%, 7/01/37	2,965	3,202,378
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	1,740	1,776,418
Municipal Bonds	Par (000)	Value
California (continued)
California State Public Works Board, LRB:
Various Capital Projects, Series I, 5.00%, 11/01/38	$5,040	$5,402,225
Various Judicial Council Projects, Series A, 5.00%, 3/01/38	1,940	2,071,183
California State University, RB, Systemwide, Series A, 5.50%, 11/01/39	1,525	1,754,665
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,284,253
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/47	4,000	4,143,400
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	2,104,649
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	13,174,183
Series A-1, 5.75%, 3/01/34	2,300	2,557,646
Coast Community College District, GO, Election of 2002, Series C (AGM), 0.00%, 8/01/33 (b)	8,100	2,900,043
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	10,000	10,536,200
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,211,903
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (b)	5,000	1,583,850
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/14 (c)	5,800	5,878,358
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (b)	5,110	2,284,936
Long Beach Unified School District, GO, Election of 2008, Series B, 0.00%, 8/01/34 (b)	5,000	1,917,000
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,200	1,330,068

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (a)	$3,975	$2,162,281
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (b)	7,620	2,246,528
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,672,375
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (b):
0.00%, 8/01/35	7,820	2,835,923
0.00%, 8/01/36	10,000	3,427,600
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (b):
0.00%, 8/01/37	8,000	2,576,960
0.00%, 8/01/38	12,940	3,970,768
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,165	2,330,298
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (b)	3,485	1,615,053
San Diego California Unified School District, GO, Series G (b):
0.00%, 7/01/34	1,860	655,669
0.00%, 7/01/35	1,970	652,149
0.00%, 7/01/36	2,960	922,010
0.00%, 7/01/37	1,975	579,050
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	1,954,710
5.00%, 8/01/38	1,600	1,719,568
State of California, GO:
Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,043
Various Purpose, 5.00%, 4/01/42	2,000	2,144,360
Various Purposes, 5.50%, 3/01/40	1,020	1,156,711
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	4,000	4,308,360
5.00%, 9/01/41	2,700	2,884,221
5.00%, 10/01/41	2,555	2,731,090
Municipal Bonds	Par (000)	Value
California (concluded)
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (b)	$6,545	$2,248,731
West Valley-Mission Community College District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	3,874,860

		135,162,658
Florida — 11.9%
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	13,100	14,526,066
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	2,250	2,521,575
County of Collier Florida School Board, COP, (AGM), 5.00%, 2/15/16 (c)	5,000	5,415,100
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	2,034,987
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,929,550
5.38%, 10/01/32	3,440	3,688,058
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	7,051,560
Series B-1, 5.75%, 7/01/33	3,700	4,202,349
County of Miami-Dade Florida, RB:
Seaport, Series A, 6.00%, 10/01/38	5,695	6,538,031
Seaport, Series B, AMT, 6.00%, 10/01/30	1,820	2,097,095
Seaport, Series B, AMT, 6.25%, 10/01/38	1,165	1,325,828
Seaport, Series B, AMT, 6.00%, 10/01/42	1,865	2,083,858
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	2,800	3,021,620
County of Miami-Dade Florida, Refunding RB:
Special Obligation, Sub-Series B, 5.00%, 10/01/37	2,640	2,748,478
Water & Sewer System, Series C, 6.00%, 10/01/23	20,095	23,715,114

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	$19,020	$21,130,840
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT:
5.00%, 10/01/31	4,000	4,302,640
5.00%, 10/01/34	530	560,417
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	3,100	3,340,529
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,415,422

		118,649,117
Georgia — 1.7%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B (AGM), 5.25%, 7/01/14 (c)	10,000	10,086,400
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,844,353

		16,930,753
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,166,980
5.00%, 8/01/28	1,775	1,912,456

		4,079,436
Illinois — 21.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	9,000	9,825,390
Series B-2, AMT (NPFGC), 5.25%, 1/01/27	8,530	8,557,893
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	1,695	1,702,611
City of Chicago Illinois, GO, Refunding,:
5.00%, 1/01/34	2,000	2,022,800
5.00%, 1/01/35	9,280	9,343,011
5.00%, 1/01/36	4,245	4,257,608
Series A, 5.25%, 1/01/33	11,065	11,428,485
Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GO, Refunding (concluded):
Series A (AGC), 5.25%, 1/01/24	$4,700	$5,086,763
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
3rd Lien, Series C-2 (AGM), 5.25%, 1/01/30	13,240	13,252,710
Series B, 5.00%, 1/01/31	2,425	2,546,080
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	4,190	4,297,013
Waterworks, Second Lien (AMBAC), 5.00%, 11/01/36	3,500	3,634,960
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	6,050	6,219,521
City of Chicago Illinois Park District, GO, Series C, Harbor Facilities:
Revenues, 5.25%, 1/01/37	4,000	4,208,600
5.25%, 1/01/40	1,505	1,583,486
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,740,350
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,442,985
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	775	828,273
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	890	945,465
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	9,630,900
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	6,065,587
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	17,935	18,763,597
5.25%, 2/01/35	15,000	16,147,050
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/33	4,000	4,446,320
(BHAC), 5.50%, 1/01/33	2,000	2,232,120

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Explosion Project, Series A (NPFGC) (b):
0.00%, 12/15/26	$8,500	$5,101,105
0.00%, 6/15/32	14,000	5,915,420
0.00%, 12/15/33	20,000	7,749,400
0.00%, 12/15/34	41,880	15,276,149
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (b)	9,430	1,882,982
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,972,714
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,209,290
State of Illinois, GO:
5.25%, 2/01/33	5,860	6,289,597
5.25%, 2/01/34	5,360	5,730,912
Various Purposes, 5.50%, 7/01/33	2,235	2,448,755
Various Purposes, 5.50%, 7/01/38	1,200	1,309,044
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	2,580	2,769,785

		209,864,731
Indiana — 3.1%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	5,000	5,361,100
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,189,217
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	2,425	2,465,886
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,413,650
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	3,850	4,087,583
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB (concluded):
Series B, 6.00%, 1/01/39	$5,000	$5,614,050
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,159,115
(AGC), 5.25%, 1/01/29	1,350	1,472,148
(AGC), 5.50%, 1/01/38	4,250	4,571,300

		31,334,049
Iowa — 3.0%
Iowa Finance Authority, RB, Iowa Health Facilities, Series A (AGC), 5.63%, 8/15/37	12,650	14,256,171
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	3,740	3,952,544
5.70%, 12/01/27	3,740	3,937,173
5.75%, 12/01/28	1,980	2,075,238
5.80%, 12/01/29	2,530	2,646,608
5.85%, 12/01/30	2,615	2,730,295

		29,598,029
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,086,860
Kentucky Public Transportation Infrastructure Authority, RB, Convertible CAB, 1st tier, Series C, 6.60%, 7/01/39 (a)	8,225	5,077,128
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,550,080

		10,714,068
Louisiana — 1.4%
City of New Orleans Louisiana Aviation Board, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	6,405	6,609,127
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A: 5.00%, 2/01/43	3,885	4,145,645

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A (concluded):
4.00%, 2/01/48	$3,885	$3,570,665

		14,325,437
Massachusetts — 1.1%
Massachusetts HFA, RB, Series B, 7.00%, 12/01/38	3,150	3,466,040
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	3,100	3,161,070
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series A, 5.00%, 5/15/43	3,495	3,847,051

		10,474,161
Michigan — 8.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series B (AGM), 7.50%, 7/01/33	1,000	1,084,940
Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,624,395
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/36	1,075	1,086,965
7.00%, 7/01/36	500	533,485
City of Detroit Michigan Water Supply System, Refunding RB, Water Supply System:
2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	5,000	4,824,550
Senior Lien, Series D (AGM), 5.00%, 7/01/23	5,000	5,004,750
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,609,401
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	16,100	17,003,693
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,125	3,628,531
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program (concluded):
Series I (AGC), 5.25%, 10/15/24	$1,750	$1,987,510
Series I (AGC), 5.25%, 10/15/25	3,250	3,648,840
Series I-A, 5.38%, 10/15/41	1,900	2,079,816
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	11,215,700
5.25%, 9/15/26	6,650	7,368,067
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,075	2,277,022
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,747,279
State of Michigan HDA, RB, Series C, AMT, 5.50%, 12/01/28	2,335	2,455,580
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,560,250
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,150,826

		84,891,600
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,453,535
Nebraska — 0.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,220,850
Nevada — 2.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,600,258
County of Clark Nevada, ARB:
Department of Aviation, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/14 (c)	12,750	12,852,892
Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	2,000	2,137,080

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, ARB (concluded):
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	$5,170	$5,546,117

		23,136,347
New Jersey — 6.2%
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project:
AMT, 5.38%, 1/01/43	4,920	5,179,235
AMT, 5.13%, 1/01/34	1,930	2,024,686
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,425	7,766,733
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	2,034,671
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,379,975
5.50%, 12/01/26	1,800	1,969,848
5.75%, 12/01/28	200	220,636
5.88%, 12/01/33	6,895	7,463,768
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	3,360	3,333,792
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (b)	18,525	6,247,556
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (b)	10,000	6,348,500
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,603,429
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,947,920
Transportation System, Series AA, 5.50%, 6/15/39	5,725	6,389,787
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$1,200	$1,313,712

		61,224,248
New York — 4.2%
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,295,305
Future Tax Secured, Series C, 5.50%, 11/01/35	1,820	2,106,359
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,630,238
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,920	2,132,102
Port Authority of New York & New Jersey, ARB, Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	19,500	19,872,840
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 172nd Series, AMT, 4.50%, 4/01/37	1,500	1,524,945
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,700,580

		42,262,369
Ohio — 2.1%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,570,090
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,145,947
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,176,512
5.25%, 2/15/33	2,730	3,031,965

		20,924,514
Pennsylvania — 3.3%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,630	3,814,513

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	$1,775	$1,923,710
Series A (AMBAC), 5.50%, 12/01/31	15,600	16,014,804
Series C, 5.50%, 12/01/33	1,565	1,775,680
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,534,500
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	2,968,640

		33,031,847
South Carolina — 1.3%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,107,960
State of South Carolina Public Service Authority, RB, Santee Cooper, Series E, 5.50%, 12/01/53	2,025	2,243,072
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,294,695

		12,645,727
Texas — 15.3%
City of Houston Texas Utility System, Refunding RB:
Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	5,700	6,659,880
Combined 1st Lien, Series A (AGC), 5.38%, 11/15/38	3,650	3,979,595
Series A (AGM), 5.00%, 11/15/36	10,000	10,837,200
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,579,572
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	5,810	2,045,120
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,322,873
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/34	10,000	11,885,400
Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport, ARB:
Joint Improvement, Series D, AMT, 5.00%, 11/01/38	$13,080	$13,492,543
Series F, 5.00%, 11/01/35	5,000	5,199,600
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	2,745	3,080,933
Grand Prairie ISD, GO, Refunding, 0.00%, 8/15/28 (b)	10,000	4,500,600
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,721,600
North Texas Tollway Authority, Refunding RB, System:
1st Tier Series A, 6.00%, 1/01/28	6,275	7,257,979
1st Tier Series B (NPFGC), 5.75%, 1/01/40	10,000	11,069,400
Series A (NPFGC), 5.13%, 1/01/28	20,000	21,842,600
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	2,225	2,105,629
CAB, 0.00%, 9/15/35 (b)	6,410	2,286,960
CAB, 0.00%, 9/15/36 (b)	12,195	4,092,154
CAB, 0.00%, 9/15/37 (b)	8,730	2,756,847
State of Texas Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/31 (b)	20,265	7,231,565
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,665	1,717,880
5.00%, 12/15/32	5,565	5,725,717
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	9,250	9,502,063

		151,893,710
Utah — 1.8%
Utah Transit Authority, Refunding RB, CAB (b):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,276,700

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah (concluded)
Utah Transit Authority, Refunding RB, CAB (b) (concluded):
Sub-Series A (NPFGC), 0.00%, 6/15/24	$13,930	$9,374,333

		17,651,033
Vermont — 0.1%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	1,020	1,037,881
Washington — 1.0%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,044,780
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,899,918
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,219,558

		10,164,256
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	4,110,025
Total Municipal Bonds — 109.0%		1,084,627,296

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 1.5%
Arizona School Facilities Board, COP, (AGC), 5.13%, 9/01/21 (e)	10,000	11,086,400
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	3,500	3,823,015

		14,909,415
California — 11.3%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (e)	7,996	8,885,844
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	21,981	24,203,140
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California (concluded)
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	$20,000	$21,117,200
County of Alameda California Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/34	6,990	7,714,444
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	11,787,822
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	9,370	10,419,721
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,856,400
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	10,759,277
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	5,248	6,233,330
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,203,154
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,569,736

		112,750,068
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (e)	2,469	2,800,250
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,019	5,488,331
District of Columbia — 2.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	2,595	3,045,033
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (e)	4,279	4,908,171
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	10,000	10,568,400

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	$6,880	$7,516,538

		26,038,142
Florida — 6.5%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (e)	3,300	3,600,564
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,400	5,811,696
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,170,717
County of Miami-Dade Florida Transit System, RB, (Syncora), 5.00%, 7/01/31	19,800	21,100,266
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	11,702	12,405,495
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,013	13,138,004
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (e)	3,299	3,651,500

		64,878,242
Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,835,515
Illinois — 2.7%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,055,920
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	720	748,217
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (e)	3,499	3,878,259
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,542,400
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Illinois (concluded)
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	$5,836	$6,154,577

		26,379,373
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,815,976
Louisiana — 1.1%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,663,500
Nevada — 0.6%
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	4,813	5,624,925
5.50%, 7/01/29	510	597,635

		6,222,560
New Jersey — 1.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,714,500
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	4,961	5,383,588

		18,098,088
New York — 6.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series C, 5.00%, 6/15/47	15,521	16,635,927
Series DD, 5.00%, 6/15/37	17,567	18,633,082
City of New York New York Water & Sewer System, RB, Series DD, 5.00%, 6/15/35	4,740	5,290,172
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	14,280	15,504,081

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	$5,180	$5,359,953
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	4,500	5,083,110

		66,506,325
North Carolina — 0.8%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	7,974	8,133,728
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,137,255
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,661,482

		6,798,737
South Carolina — 0.3%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	3,318	3,401,927
Texas — 5.2%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	1,921,262
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (e)	8,868	9,181,794
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	14,304,522
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,920,900
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (e)	3,500	3,846,780
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	10,000	11,322,300

		51,497,558
Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,944	4,391,763
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	$16,770	$18,739,049
County of King Washington, RB (AGM), 5.00%, 1/01/37	15,785	17,298,782

		36,037,831
Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,780	17,292,304
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	2,490	2,649,933
Series C, 5.25%, 4/01/39 (e)	7,459	7,932,729

		27,874,966
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 51.3%		510,522,295
Total Long-Term Investments (Cost — $1,476,403,051) — 160.3%		1,595,149,591

Short-Term Securities — 1.0%	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	10,309,702	10,309,702
Total Short-Term Securities (Cost — $10,309,702) — 1.0%		10,309,702
Total Investments (Cost — $1,486,712,753*) — 161.3%		1,605,459,293
Other Assets Less Liabilities — 1.6%		15,820,572
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.1%)		(269,437,030)
VRDP Shares, at Liquidation Value — (35.8%)		(356,400,000)

Net Assets Applicable to Common Shares — 100.0%		$995,442,835

* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$1,222,780,266

Gross unrealized appreciation		$121,632,598
Gross unrealized depreciation		(8,323,688)

Net unrealized appreciation		$113,308,910

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Zero-coupon bond.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $37,276,720.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
FFI Institutional Tax-Exempt Fund	9,261,003	1,048,699	10,309,702	$2,803

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-family
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(555)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$69,054,141	$(206,566)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,595,149,591	—	$1,595,149,591
Short-Term Securities	$10,309,702	—	—	10,309,702

Total	$10,309,702	$1,595,149,591	—	$1,605,459,293

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(206,566)	—	—	$(206,566)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

12	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$729,000	—	—	$729,000
Liabilities:
TOB trust certificates	—	$(269,370,117)	—	(269,370,117)
VRDP Shares	—	(356,400,000)	—	(356,400,000)

Total	$729,000	$(625,770,117)	—	$(625,041,117)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2014	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date:	June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date:	June 23, 2014